Intangible Assets (Details) - Schedule of intangible assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross balance	$ 253,658	$ 236,474
Accumulated Amortization	(159,547)	(144,757)
Net balance	94,111	91,717
Goodwill [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross balance	16,714	16,714
Accumulated Amortization
Net balance	16,714	16,714
Intangible assets arising from business combinations [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross balance	56,249	56,249
Accumulated Amortization	(39,553)	(39,553)
Net balance	$ 16,696	$ 16,696
Software or computer programs [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Useful Life	6 years	6 years
Average remaining amortization	4 years	5 years
Gross balance	$ 180,695	$ 163,511
Accumulated Amortization	(119,994)	(105,204)
Net balance	$ 60,701	$ 58,307